Derivative Warrant Liabilities - Schedule of Warrant Transactions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Public Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	20,912
Weighted Average Exercise Price, Beginning	$ 6,874.13
Number of Warrants, Issued		20,912
Weighted Average Exercise Price, Issued		$ 6,874.13
Number of Warrants, Ending	19,808	20,912
Weighted Average Exercise Price, Ending	$ 6,874.13	$ 6,874.13
Number of Warrants, Warrant exchange	(1,104)
Weighted Average Exercise Price, Warrant exchange	$ 6,874.13
Private Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	954
Weighted Average Exercise Price, Beginning	$ 6,874.13
Number of Warrants, Issued		954
Weighted Average Exercise Price, Issued		$ 6,874.13
Number of Warrants, Ending	954	954
Weighted Average Exercise Price, Ending	$ 6,874.13	$ 6,874.13
Number of Warrants, Warrant exchange
Weighted Average Exercise Price, Warrant exchange	$ 6,874.13